CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Net loss from continuing operations	$ (3,146,000)	$ (38,570,000)
Items not affecting cash from operations:
Reclamation management contract loss provision	(201,000)	122,000
Depreciation and depletion of mineral properties, plant and equipment	6,013,000	1,566,000
Share-based compensation expense	3,888,000	3,739,000
Finance costs, foreign exchange and other	506,000	523,000
Fair value adjustment on embedded derivative asset	(9,459,000)	21,728,000
Unrealized (gain) loss on investments	(10,000)	(169,000)
Gain on sale of net smelter return royalty	(4,500,000)
Write-down of inventory	488,000	2,773,000
Deferred income tax recovery	(2,696,000)	(5,517,000)
Portion of embedded derivative asset settled	(235,000)
Changes in non-cash working capital balances related to operations
Accounts and other receivables	(1,250,000)	(2,720,000)
Inventories	1,390,000	(1,247,000)
Prepaid expenses and other assets	(57,000)	(1,278,000)
Deferred revenue	(16,000)	(90,000)
Accounts payable, lease and accrued liabilities	213,000	3,020,000
Cash used in operating activities from continuing operations	(9,072,000)	(16,120,000)
Cash (used in) from operating activities from discontinued operations		417,000
Cash used in operating activities	(9,072,000)	(15,703,000)
Cash flows used in investing activities
Expenditures on mineral properties, plant and equipment	(51,702,000)	(16,974,000)
Proceeds from sale (purchase) of investments	4,289,000	(238,000)
Change in restricted cash		(216,000)
Interest received	59,000
Proceeds from sale of net smelter return royalty	4,500,000
Proceeds from sale of discontinued operations		12,100,000
Cash used in investing activities from continuing operations	(42,854,000)	(5,328,000)
Cash used in investing activities from discontinued operations		(40,000)
Cash used in investing activities	(42,854,000)	(5,368,000)
Cash flows from financing activities
Proceeds from issuance of shares	40,452,000	38,640,000
Issuance costs	(2,496,000)	(2,554,000)
Repayment of lease liabilities	(3,604,000)	(1,224,000)
Proceeds from exercise of stock options	3,765,000	2,813,000
Cash from financing activities from continuing operations	38,117,000	37,675,000
Cash used in financing activities from discontinued operations		(40,000)
Cash from financing activities	38,117,000	37,635,000
Increase (decrease) in Cash and Cash Equivalents	(13,809,000)	16,564,000
Change of Cash of Discontinued Operations		337,000
Cash and Cash Equivalents - Beginning of Year	23,742,000	6,841,000
Cash and Cash Equivalents - End of Year	$ 9,933,000	$ 23,742,000